Property, Plant And Equipment - Narrative (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD kPa kV	Dec. 31, 2016 CAD
Regulated Operations [Abstract]
Electric distribution capacity (kV) | kV	69
Gas distribution capacity (kPa) | kPa	2,070
Gas distribution capacity, hoop stress (percent)	20.00%
Electric transmission capacity (kV) | kV	69
Gas transmission capacity, and higher (kPa) | kPa	2,070
Gas transmission capacity, hoop stress (percent)	20.00%
Capital assets under capital lease | CAD	CAD 423	CAD 539
Capital assets under capital lease accumulated depreciation | CAD	CAD 176	CAD 231